Reinsurance Contract Assets Held (Tables)	12 Months Ended
Dec. 31, 2023
Reinsurance Contract Assets Held
Schedule of reinsurance contract assets held

	December 31, 2023			December 31, 2022
	PAA	GMM(1)	Total	PAA	GMM(1)	Total
Reinsurance contract assets held	9,856.3	1,031.4	10,887.7	8,679.2	1,012.3	9,691.5
(1)	Comprised of reinsurance contract assets held measured under the GMM at Global Insurers and Reinsurers of $321.6, (2022 - $320.0), International Insurers and Reinsurers of $262.1 (2022 - $290.4) and Life insurance and Run-off of $447.7 (2022 - $401.9).

Reinsurance contract assets held, measured under the PAA by reporting segment and excluding intercompany balances, were as follows:

	Property and Casualty Insurance and Reinsurance										Life
	North American			Global Insurers			International Insurers				insurance	Consolidated
	Insurers			and Reinsurers			and Reinsurers			Total	and Run-off
	ARC	AIC	Total	ARC	AIC	Total	ARC	AIC	Total
2023
January 1	(15.2)	974.5	959.3	(182.1)	6,633.5	6,451.4	53.3	1,210.2	1,263.5	8,674.2	5.0	8,679.2
December 31	(70.0)	1,250.3	1,180.3	(46.6)	7,007.2	6,960.6	296.7	1,416.1	1,712.8	9,853.7	2.6	9,856.3
2022
January 1	(12.9)	901.9	889.0	(166.4)	6,250.2	6,083.8	43.6	1,570.7	1,614.3	8,587.1	2.9	8,590.0
December 31	(15.2)	974.5	959.3	(182.1)	6,633.5	6,451.4	53.3	1,210.2	1,263.5	8,674.2	5.0	8,679.2

Schedule of movements in reinsurance contract assets held

An analysis of the asset for remaining coverage and the asset for incurred claims for reinsurance contracts held by the property and casualty insurance and reinsurance reporting segments measured under the PAA for the year ended December 31 were as follows:

Year ended December 31, 2023

	Property and Casualty Insurance and Reinsurance
		Asset for incurred claims
			Risk
			adjustment
			for
	Asset for	Estimates of	non-
	remaining	present value of	financial
	coverage(1)	future cash flows	risk	Total
Balance - January 1	(144.0)	8,011.6	806.6	8,674.2

Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(4,759.6)	—	—	(4,759.6)
Recoveries of incurred claims and other insurance service expenses(2)	(27.8)	3,496.2	330.1	3,798.5
Prior year reserve development and release of risk adjustment on prior year claims(3)	—	227.0	(266.4)	(39.4)
Recoveries of insurance service expenses	(27.8)	3,723.2	63.7	3,759.1
Net reinsurance result	(4,787.4)	3,723.2	63.7	(1,000.5)
Net finance income from reinsurance contract assets held(4)	0.8	520.9	—	521.7
Foreign exchange effects and other	(41.9)	(59.0)	(31.9)	(132.8)
Total changes in the consolidated statement of comprehensive income	(4,828.5)	4,185.1	31.8	(611.6)
Cash flows:
Premiums paid(5)	4,786.2	—	—	4,786.2
Amounts received(6)	—	(3,502.6)	—	(3,502.6)
Changes in funds withheld	(3.1)	(14.6)	—	(17.7)
	4,783.1	(3,517.2)	—	1,265.9
Investment components and other	(7.2)	8.0	—	0.8
Contracts recognized on acquisition of subsidiary(7)	376.7	133.5	14.2	524.4
Balance - December 31	180.1	8,821.0	852.6	9,853.7
(1)	Includes loss recovery components of $50.1 at January 1, 2023 and $23.0 at December 31, 2023.
(2)

Recoveries of incurred claims and other insurance service expenses included within estimates of present value of future cash flows comprised Global Insurers and Reinsurers ($1,996.4), North American Insurers ($973.7) and International Insurers and Reinsurers ($526.1) reporting segments. Recoveries of incurred claims and other insurance service expenses included within risk adjustment for non-financial risk comprised Global Insurers and Reinsurers ($219.3), International Insurers and Reinsurers ($57.7) and North American Insurers ($53.1) reporting segments.

(3)

Reflects the release of risk adjustment for non-financial risk as claims are recovered, primarily at the Global Insurers and Reinsurers ($200.9) and the North American Insurers ($40.4) reporting segments. When claims are initially incurred, the risk adjustment is included within the ‘recoveries of incurred claims and other insurance service expenses’ line in the table above. Prior year reserve development included within estimates of present value of future cash flows include favourable prior year reserve development at the International Insurers and Reinsurers ($217.8) and the North American Insurers ($53.0) reporting segments, partially offset by adverse prior year reserve development at the Global Insurers and Reinsurers reporting segment ($43.8).

(4)

Net finance income from reinsurance contract assets held included within estimates of present value of future cash flows primarily comprised Global Insurers and Reinsurers ($392.6), International Insurers and Reinsurers ($78.6) and North American Insurers ($49.7) reporting segments.

(5)	Premiums paid comprised Global Insurers and Reinsurers ($2,640.5), North American Insurers ($1,122.7) and International Insurers and Reinsurers ($1,023.0) reporting segments.
(6)	Amounts received comprised Global Insurers and Reinsurers ($2,005.0), North American Insurers ($793.3) and International Insurers and Reinsurers ($704.3) reporting segments.
(7)

Principally reflects contracts recognized on the acquisition of Gulf Insurance, as described in note 21, which were primarily accounted for as if the company had entered into the contracts on the acquisition date, with the fair value of the contracts deemed as the premium paid. Consequently, acquired contracts in their settlement period are included within the ARC and their expected settlement period deemed as the coverage period.

Year ended December 31, 2022

	Property and Casualty Insurance and Reinsurance
		Asset for incurred claims
			Risk
	Asset for	Estimates of	adjustment for
	remaining	present value of	non-financial
	coverage(1)	future cash flows	risk	Total
Balance - January 1	(135.7)	7,905.8	817.0	8,587.1

Changes in the consolidated statement of comprehensive income:
Cost of reinsurance	(4,344.7)	—	—	(4,344.7)
Recoveries of incurred claims and other insurance service expenses(2)	8.4	3,159.4	261.7	3,429.5
Prior year reserve development and release of risk adjustment on prior year claims(3)	—	(163.1)	(253.5)	(416.6)
Recoveries of insurance service expenses	8.4	2,996.3	8.2	3,012.9
Net reinsurance result	(4,336.3)	2,996.3	8.2	(1,331.8)
Net finance income (expense) from reinsurance contract assets held(4)	0.1	(291.1)	—	(291.0)
Foreign exchange effects and other	77.8	(172.7)	(18.6)	(113.5)
Total changes in the consolidated statement of comprehensive income	(4,258.4)	2,532.5	(10.4)	(1,736.3)
Cash flows:
Premiums paid(5)	4,249.3	—	—	4,249.3
Amounts received(6)	—	(2,415.3)	—	(2,415.3)
Changes in funds withheld	(2.7)	(1.3)	—	(4.0)
	4,246.6	(2,416.6)	—	1,830.0
Investment components and other	3.5	(10.1)	—	(6.6)
Balance - December 31	(144.0)	8,011.6	806.6	8,674.2
(1)	Includes loss recovery components of $41.9 at January 1, 2022 and $50.1 at December 31, 2022.
(2)

Recoveries of incurred claims and other insurance service expenses included within estimates of present value of future cash flows comprised Global Insurers and Reinsurers ($1,977.6), International Insurers and Reinsurers ($622.3) and North American Insurers ($559.5) reporting segments. Recoveries of incurred claims and other insurance service expenses included within risk adjustment for non-financial risk comprised Global Insurers and Reinsurers ($176.0), International Insurers and Reinsurers ($45.7) and North American Insurers ($40.0) reporting segments.

(3)

Reflects the release of risk adjustment for non-financial risk as claims are recovered, primarily at the Global Insurers and Reinsurers ($198.4) and the North American Insurers ($24.3) reporting segments. When claims are initially incurred, the risk adjustment is included within the ‘recoveries of incurred claims and other insurance service expenses’ line in the table above. Prior year reserve development included within estimates of present value of future cash flows include adverse prior year reserve development in the International Insurers and Reinsurers reporting segment ($359.9), partially offset by favourable prior year reserve development in the North American Insurers ($98.8) and the Global Insurers and Reinsurers ($98.0) reporting segments.

(4)

Net finance expense from reinsurance contract assets held included within estimates of present value of future cash flows primarily comprised net finance expense within the Global Insurers and Reinsurers ($279.8) and North American Insurers ($28.9) reporting segments, partially offset by net finance income at the International Insurers and Reinsurers ($17.6) reporting segment.

(5)	Premiums paid comprised Global Insurers and Reinsurers ($2,506.0), North American Insurers ($880.2) and International Insurers and Reinsurers ($863.1) reporting segments.
(6)	Amounts received comprised Global Insurers and Reinsurers ($1,333.0), North American Insurers ($526.8) and International Insurers and Reinsurers ($555.5) reporting segments.